Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Summary of Components of Tax Expense (Income)
(a)
Tax expense/(credit)

	2023	2022	2021
	S$’000	S$’000	S$’000
Tax expense attributable to profit is made up of:
- Current income tax	737	1,204	291
- (Over)/Under provision of income tax in prior financial year	(13)	63	(25)
- Current deferred income tax charge/(credit) (Note 23)	1,775	(392)	(669)
- Under/(Over) provision of deferred income tax in prior financial year	1,264	(7)	—
- Withholding tax	204	228	70
	3,967	1,096	(333)

Summary of Standard Rate of Income Tax

The tax on the Group’s loss before tax differs from the theoretical amount that would arise using the Singapore standard rate of income tax as follows:

	2023	2022	2021
	S$’000	S$’000	S$’000
Loss before tax	(11,302)	(128,097)	(187,746)
Tax calculated at tax rate of 17% (2022 and 2021: 17%)	(1,921)	(21,776)	(31,917)
Effects of:
- Different tax rates in other countries	(1,020)	(4,279)	(1,744)
- Expenses not deductible for tax purposes	2,187	24,692	8,370
- Income not subject to tax	(119)	(880)	(539)
- Fair value losses on financial instruments	—	—	21,105
- Utilisation of previously unrecognised tax losses	9	—	—
- Utilisation of previously unrecognised capital allowances	—	—	(1,740)
- Utilisation of previously unrecognised merger and acquisition allowances	—	(1,743)	—
- Deferred tax assets not recognised	3,376	4,798	6,087
- Withholding tax	204	228	70
- (Over)/Under provision of income tax in prior financial year	(13)	63	(25)
- Under/(Over) provision of deferred income tax in prior financial year	1,264	(7)	—
Tax expense/(credit)	3,967	1,096	(333)

Summary of Movement in Current Income Tax Liabilities
(b)
Movement in current income tax liabilities

	2023	2022
	S$’000	S$’000
Beginning of financial year	4,302	4,554
Income tax paid	(1,056)	(1,586)
Tax expense	941	1,432
(Over)/Under provision in prior financial year	(13)	63
Currency translation adjustments	(155)	(161)
End of financial year	4,019	4,302